Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 49	$ 66	$ 183
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		114
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred			16
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	11	12
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	36	30
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred			9
Changes to Restructuring Provisions [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	42	76
Charges incurred	56	68
Adjustments for unused provisions	(7)	(2)
Amounts paid	(45)	(86)
Advances not refunded upon contract termination		(13)
Receivables not collected upon contract termination	(4)
Longgang deconsolidation	(6)
Currency translation effect	(2)	(1)
Provision, ending balance	34	42	76
Changes to Restructuring Provisions [Member] | $600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	11	46
Charges incurred	2	25
Adjustments for unused provisions		(1)
Amounts paid	(5)	(58)
Currency translation effect	(2)	(1)
Provision, ending balance	6	11	46
Changes to Restructuring Provisions [Member] | Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance		6
Amounts paid		(6)
Provision, ending balance			6
Changes to Restructuring Provisions [Member] | Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	5	10
Charges incurred	11	12
Amounts paid	(5)	(17)
Receivables not collected upon contract termination	(4)
Longgang deconsolidation	(6)
Provision, ending balance	1	5	10
Changes to Restructuring Provisions [Member] | EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	15
Charges incurred	43	31
Adjustments for unused provisions	(7)	(1)
Amounts paid	(33)	(2)
Advances not refunded upon contract termination		(13)
Provision, ending balance	18	15
Changes to Restructuring Provisions [Member] | Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	11	14
Amounts paid	(2)	(3)
Provision, ending balance	$ 9	$ 11	$ 14